Costs According to Type of Cost	12 Months Ended
Dec. 31, 2021
Costs according to Type of Cost
Costs According to Type of Cost

Note 7 Costs according to Type of Cost

	Year Ended December 31,
	2021	2020	2019
Other external expenses	549,079	311,329	176,729
Personnel costs	164,206	68,943	34,157
Depreciation on equipment’s and right-of-use assets	34,433	2,823	1,822
Other operating expenses	6,344	—	4,525
Total	754,062	383,095	217,233